Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
General and administrative - salaries and contracts	$ 380,435	$ 240,000	$ 285,000
Directors' fees	54,750	55,000	55,000
Stock-based compensation	293,367	115,800	826,307
Key management compensation	$ 728,552	$ 410,800	$ 1,166,307